Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents at each end of year, as disclosed in the Consolidated statements of cash flows, may be reconciled against the items related to the Consolidated Statement of Financial Position as follows:

	As of June 30, 2024	As of June 30, 2023
Bank accounts	$3,295,805	$2,061,636
Short-term investments	2,093,374	463,594
Cash	749	2,443
Total cash and cash equivalents	$5,389,928	$2,527,673